Property, plant and equipment, net	12 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
8.	Property, plant and equipment, net

Property, plant and equipment consisted of the following:

	As of June 30,
	2012	2013	2013
	RMB	RMB	US$

Buildings	136,815,777	147,405,677	24,017,610
Leasehold improvements	62,206,509	75,721,358	12,337,693
Office equipment	56,561,134	72,174,784	11,759,831
Computer equipment	1,590,335	2,258,110	367,926
Motor vehicles	12,765,415	16,119,245	2,626,396
	269,939,170	313,679,174	51,109,456
Less: accumulated depreciation and amortization	(85,461,554)	(116,073,925)	(18,912,557)
Property, plant and equipment, net	184,477,616	197,605,249	32,196,899

Depreciation expenses related to property, plant and equipment were RMB14,276,414, RMB23,222,390 and RMB28,145,924 (US$4,585,969) for the years ended June 30, 2011, 2012 and 2013, respectively for continuing operations.

As of June 30, 2013, the Group has entered into several commitments for capital expenditure for property, plant and equipment, which are expected to be disbursed during the year ending June 30, 2014 (note 21).